Income Taxes, Change in Unrecognized Tax Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at beginning of year	$ 4,806	$ 5,002
Additions:
For tax positions related to the current year	284	196
For tax positions related to prior years	177	225
Reductions:
For tax positions related to prior years	(127)	(413)
Lapse of statute of limitations	(27)	(22)
Settlements with tax authorities	(84)	(182)
Balance at end of year	5,029	4,806
Unrecognized Tax Benefits	4,806	5,002	$ 5,029	$ 4,806
Unrecognized Tax Benefits that Would Impact Effective Tax Rate			3,200
Unrecognized Tax Benefits Related To Income Tax Positions On Temporary Differences			1,800
Accrued interest and penalties			589	$ 524
Recognized Interest and Penalties Expense (Benefit)	$ 136	$ (79)
Possible decrease in unrecognized tax benefits (up to $600 million)			$ 900